Acquisitions (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

	2013	2012	2011
Assets:
Accounts receivable	$91,668	$24,833	$9,332
Inventories	93,915	29,102	7,908
Prepaid expenses	4,672	1,541	69
Deferred income taxes	(1,713)	5,679	468
Plant and equipment	74,439	28,929	5,376
Intangible and other assets	280,001	59,576	35,094
Goodwill	317,879	68,144	8,715
	860,861	217,804	66,962
Liabilities and equity:
Notes payable	11,920	1,887	—
Accounts payable, trade	46,596	7,189	2,440
Accrued payrolls and other compensation	12,099	3,672	765
Accrued domestic and foreign taxes	7,073	2,882	215
Other accrued liabilities	16,805	5,984	1,500
Long-term debt	102,122	4,365	—
Pensions and other postretirement benefits	2,125	11,396	—
Deferred income taxes	39,214	24,062	1,815
Other liabilities	689	111	—
Noncontrolling interests	1,074	—	—
	239,717	61,548	6,735
Net assets acquired	$621,144	$156,256	$60,227